General and administrative expenses (Tables)	6 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Schedule of general and administrative expense

	Three months ended February 29,	Three months ended February 28,	Six months ended February 29,	Six months ended February 28,
	2024	2023	2024	2023
Directors’ fees (Note 15)	$69	$107	$129	$214
Insurance	86	100	171	199
Office and general	78	41	145	60
Shareholder information	139	186	297	314
Professional fees	56	136	245	237
Salaries and benefits (Note 15)	696	614	1,254	1,098
Consulting	179	126	356	177
Share-based compensation expense (Notes 12 and 15)	403	645	1,213	1,398
Travel and accommodation	35	56	113	103
Depreciation	19	18	32	58
Other	7	6	23	14
Total general and administrative expenses	$1,767	$2,035	$3,978	$3,872